Intangible Assets and Contract Liabilities - Amortization of Contract Liabilities Classified Under Time Charter and Bareboat Revenues (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2022
Amortization of contract liabilities
2025	$ (2,889)
2026	(2,889)
2027	(2,889)
2028	(2,889)
2029 and thereafter	(15,109)
Total	$ (26,665)	$ (651)